INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net
	US dollars
	December 31,	Year ended December 31,				December 31,
(in thousands)	2022	2023				2023
	Opening balance	Impairment	Amortization (*)	Additions	Translation differences	Closing balance
Customer relationship	358	-	(358)	-	-	-
Technology	11,293	-	(4,497)	3,477	(97)	10,176
Others	969	-	(419)	41	63	654
	12,620	-	(5,274)	3,518	(34)	10,830

	US dollars
	December 31,	Year ended December 31,				December 31,
(in thousands)	2023	2024				2024
	Opening balance	Impairment	Amortization (*)	Additions	Translation differences	Closing balance
Technology	10,176	-	(4,929)	3,351	(18)	8,580
Others	654	-	(279)	113	(57)	431
	10,830	-	(5,208)	3,464	(75)	9,011

During the years 2022-2024, the impairment analysis of intangible assets did not result in any impairment charge.

(*)
As of December 31, 2024, the estimated aggregate amortization of intangible assets for the next five years is as follows: 2025 – US$ 4,007 thousand, 2026 – US$ 1,890 thousand, 2027 – US$ 1,300 thousand, 2028 – US$ 862 thousand and 2029 and after – US$ 952 thousand.